COMMITMENTS AND CONTINGENCY - Lease Obligations (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jan. 31, 2022 CAD ($) m	Jul. 31, 2021 shares
Disclosure of quantitative information about right-of-use assets [line items]
Amount spend for claims owned in good standing	$ 829,628	$ 1,844,956
Minimum limit of drilling | m			100,000
Termination fee			$ 20
Maximum termination fee payable			$ 2,000,000
Palisades Goldcorp Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Number of Shares Under Claim | shares				17,500,000